Ultra Series Fund | March 31, 2022

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.4%
Alternative Funds - 1.2%
Invesco Optimum Yield Diversified Commodity Strategy		94,741	$1,671,231
Bond Funds - 62.0%
Baird Aggregate Bond Fund Institutional Shares		266,560	2,825,540
iShares 20+ Year Treasury Bond ETF		92,802	12,257,288
Janus Henderson Mortgage-Backed Securities ETF		170,570	8,514,002
Madison Core Bond Fund Class R6 (A)		3,754,000	36,188,565
Schwab Intermediate-Term U.S. Treasury ETF		282,709	15,054,254
Vanguard Short-Term Corporate Bond ETF (B)		164,013	12,807,775
			87,647,424
Foreign Stock Funds - 6.0%
iShares MSCI International Quality Factor ETF		47,904	1,766,221
iShares MSCI United Kingdom ETF		21,327	717,440
Vanguard FTSE All-World ex-U.S. ETF		104,247	6,003,585
			8,487,246
Stock Funds - 26.2%
Invesco S&P 500 Quality ETF		99,198	4,950,972
iShares Core S&P Small-Cap ETF		32,867	3,545,692
iShares Core S&P U.S. Growth ETF		20,144	2,128,415
Madison Dividend Income Fund Class R6 (A)		139,177	4,494,040
Madison Investors Fund Class R6 (A)		352,199	9,361,460
Schwab U.S. Dividend Equity ETF		45,019	3,551,549
VanEck Gold Miners ETF		74,342	2,851,016
Vanguard Information Technology ETF		14,823	6,173,483
			37,056,627
Total Investment Companies ( Cost $131,686,428 )			134,862,528
SHORT-TERM INVESTMENTS - 12.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (C)		8,953,802	8,953,802
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (C) (D)		8,604,068	8,604,068
Total Short-Term Investments ( Cost $17,557,870 )			17,557,870
TOTAL INVESTMENTS - 107.8% ( Cost $149,244,298 )			152,420,398
NET OTHER ASSETS AND LIABILITIES - (7.8%)			(11,035,634)
TOTAL NET ASSETS - 100.0%			$141,384,764

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $8,424,974, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 93.8%
Alternative Funds - 1.8%
Invesco Optimum Yield Diversified Commodity Strategy		149,771	$2,641,960
Bond Funds - 35.3%
iShares 20+ Year Treasury Bond ETF		63,739	8,418,647
Janus Henderson Mortgage-Backed Securities ETF		90,439	4,514,263
Madison Core Bond Fund Class R6 (A)		2,592,997	24,996,490
Schwab Intermediate-Term U.S. Treasury ETF		141,601	7,540,253
Vanguard Short-Term Corporate Bond ETF (B)		96,042	7,499,920
			52,969,573
Foreign Stock Funds - 10.8%
iShares MSCI International Quality Factor ETF		91,412	3,370,360
iShares MSCI United Kingdom ETF (B)		44,678	1,502,968
Vanguard FTSE All World ex-U.S. ETF		195,349	11,250,149
			16,123,477
Stock Funds - 45.9%
Invesco S&P 500 Quality ETF		150,317	7,502,322
iShares Core S&P Small-Cap ETF		70,425	7,597,449
iShares Core S&P U.S. Growth ETF (B)		31,022	3,277,785
Madison Dividend Income Fund Class R6 (A)		338,305	10,923,867
Madison Investors Fund Class R6 (A)		637,896	16,955,285
Madison Mid Cap Fund Class R6 (A)		107,113	1,494,230
Schwab U.S. Dividend Equity ETF (B)		42,972	3,390,061
VanEck Gold Miners ETF		145,798	5,591,353
Vanguard Information Technology ETF		29,071	12,107,490
			68,839,842
Total Investment Companies ( Cost $127,090,938 )			140,574,852
SHORT-TERM INVESTMENTS - 12.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (C)		8,141,749	8,141,749
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (C) (D)		9,894,263	9,894,263
Total Short-Term Investments ( Cost $18,036,012 )			18,036,012
TOTAL INVESTMENTS - 105.9% ( Cost $145,126,950 )			158,610,864
NET OTHER ASSETS AND LIABILITIES - (5.9%)			(8,769,386)
TOTAL NET ASSETS - 100.0%			$149,841,478

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $9,929,769, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.4%
Alternative Funds - 2.5%
Invesco Optimum Yield Diversified Commodity Strategy		69,381	$1,223,881
Bond Funds - 17.3%
iShares 20+ Year Treasury Bond ETF		11,403	1,506,108
Janus Henderson Mortgage-Backed Securities ETF		14,973	747,378
Madison Core Bond Fund Class R6 (A)		372,930	3,595,049
Schwab Intermediate-Term U.S. Treasury ETF (B)		23,443	1,248,340
Vanguard Short-Term Corporate Bond ETF (B)		19,080	1,489,957
			8,586,832
Foreign Stock Funds - 14.6%
iShares MSCI International Quality Factor ETF		45,804	1,688,793
iShares MSCI United Kingdom ETF		21,684	729,450
Vanguard FTSE All World ex-U.S. ETF		84,185	4,848,214
			7,266,457
Stock Funds - 61.0%
Invesco S&P 500 Quality ETF		79,315	3,958,612
iShares Core S&P Small-Cap ETF		30,830	3,325,940
iShares Core S&P U.S. Growth ETF (B)		20,027	2,116,053
Madison Dividend Income Fund Class R6 (A)		145,290	4,691,417
Madison Investors Fund Class R6 (A)		234,768	6,240,123
Madison Mid Cap Fund Class R6 (A)		44,774	624,596
Schwab U.S. Dividend Equity ETF (B)		20,308	1,602,098
VanEck Gold Miners ETF		74,022	2,838,744
Vanguard Information Technology ETF (B)		11,584	4,824,504
			30,222,087
Total Investment Companies ( Cost $41,626,025 )			47,299,257
SHORT-TERM INVESTMENTS - 19.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (C)		1,739,192	1,739,192
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (C) (D)		7,716,428	7,716,428
Total Short-Term Investments ( Cost $9,455,620 )			9,455,620
TOTAL INVESTMENTS - 114.5% ( Cost $51,081,645 )			56,754,877
NET OTHER ASSETS AND LIABILITIES - (14.5%)			(7,177,604)
TOTAL NET ASSETS - 100.0%			$49,577,273

(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $11,427,171, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
FTSE	The Financial Times Stock Exchange.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
ASSET BACKED SECURITIES - 3.7%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	$149,280	$147,798
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,072
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	225,000	227,171
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	105,615	105,731
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	391,690	384,256
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	154,663	154,757
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	119,257	117,721
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	157,544	154,772
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	184,348	180,908
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	340,855	330,986
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	383,086	375,406
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	124,963	124,558
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	300,000	295,093
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	500,000	502,757
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	250,000	249,373
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	200,000	200,421
Total Asset Backed Securities ( Cost $3,729,594 )		3,651,780

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (B)	128,181	127,277
CIM Trust, Series 2021-J2, Class A4 (A) (C) (D)	323,412	310,363
Fannie Mae REMICS, Series 2015-12, Class NI, IO	746,403	66,215
Fannie Mae REMICS, Series 2011-31, Class DB	157,250	158,976
Fannie Mae REMICS, Series 2011-36, Class QB	235,272	241,384
Fannie Mae REMICS, Series 2005-79, Class LT	226,358	246,449
Fannie Mae REMICS, Series 2020-44, Class TI, IO	2,011,917	344,170
Fannie Mae REMICS, Series 2016-21, Class BA	86,358	86,838
Freddie Mac REMICS, Series 4066, Class DI, IO	782,857	38,451
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (D)	377,294	373,764
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (D)	22,243	22,203
GCAT Trust, Series 2021-NQM1, Class A1 (A) (C) (D)	254,297	244,078
Government National Mortgage Association, Series 2015-53, Class IL, IO	103,144	1,961
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (C) (D)	30,013	30,044
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (C) (D)	79,967	79,558
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (C) (D)	346,318	321,530
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (C) (D)	421,473	404,631
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (C) (D)	161,626	158,008
PSMC Trust, Series 2019-2, Class A1 (A) (C) (D)	7,719	7,708
PSMC Trust, Series 2020-2, Class A2 (A) (C) (D)	82,318	81,732
PSMC Trust, Series 2021-1, Class A11 (A) (C) (D)	194,693	186,188
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (C) (D)	314,662	300,515
Sequoia Mortgage Trust, Series 2013-7, Class A2 (C) (D)	284,569	276,029
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (C) (D)	247,214	242,786
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-2, Class A1 (A) (C) (D)	12,912	12,910
Total Collateralized Mortgage Obligations ( Cost $4,776,138 )		4,363,768

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (C) (D), 3.161%, 11/25/27	236,448	237,671
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	211,085	210,534
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (C) (D), 0.308%, 9/25/26	11,600,877	136,052
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	650,000	661,134
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (C) (D), 3.591%, 11/25/47	500,000	502,127
FREMF Mortgage Trust, Series 2015-K44, Class B, (A) (D), 3.67%, 1/25/48	450,000	445,495
GSAMP Trust, Series 2006-S5, Class M5 (D), 7.488% 9/25/36	4,940,000	–
Total Commercial Mortgage-Backed Securities ( Cost $2,203,300 )		2,193,013

CORPORATE NOTES AND BONDS - 36.1%
Communication Services - 2.8%
AT&T, Inc., 2.25%, 2/1/32	500,000	443,502
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	200,000	191,929
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	400,000	415,263
Discovery Communications LLC, 5%, 9/20/37	250,000	256,821
Expedia Group, Inc., 3.25%, 2/15/30	350,000	333,581
Magallanes, Inc. (A), 5.141%, 3/15/52	175,000	179,085
Magallanes, Inc. (A), 5.391%, 3/15/62	75,000	77,339
T-Mobile USA, Inc., 2.625%, 4/15/26	225,000	215,590
Verizon Communications, Inc., 3.875%, 2/8/29	300,000	312,135
Verizon Communications, Inc., 4.4%, 11/1/34	300,000	319,234
		2,744,479
Consumer Discretionary - 3.3%
7-Eleven, Inc. (A), 1.8%, 2/10/31	300,000	258,423
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	200,000	201,520
Clarios Global LP / Clarios U.S. Finance Co. (A), 6.25%, 5/15/26	150,000	154,313
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	200,000	204,610
Lowe's Cos., Inc., 3%, 10/15/50	500,000	425,126
Lowe's Cos., Inc., 4.25%, 4/1/52	250,000	258,740
McDonald's Corp., 2.125%, 3/1/30	250,000	227,481
McDonald's Corp., 4.875%, 12/9/45	400,000	445,151
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	135,000	137,194
QVC, Inc., 4.75%, 2/15/27	225,000	215,437
Southwest Airlines Co., 5.25%, 5/4/25	350,000	367,948
Tractor Supply Co., 1.75%, 11/1/30	200,000	171,818
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	176,000	177,105
		3,244,866
Consumer Staples - 1.7%
General Mills, Inc. (E), 2.875%, 4/15/30	200,000	192,152
Hormel Foods Corp., 1.8%, 6/11/30	200,000	179,262
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	300,000	284,830
Mars, Inc. (A), 3.875%, 4/1/39	350,000	354,163
Mars, Inc. (A), 2.375%, 7/16/40	350,000	292,959
Performance Food Group, Inc. (A), 5.5%, 10/15/27	150,000	149,437
Sysco Corp., 5.95%, 4/1/30	199,000	230,654
		1,683,457

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Energy - 4.4%
Eastern Gas Transmission & Storage, Inc. (A), 3%, 11/15/29	150,000	144,444
Energy Transfer LP, 5.25%, 4/15/29	300,000	320,165
EnLink Midstream Partners LP (E), 5.45%, 6/1/47	550,000	464,750
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	509,462
Kinder Morgan, Inc., 5.55%, 6/1/45	550,000	615,465
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	286,084
MPLX LP, 4.8%, 2/15/29	250,000	266,556
MPLX LP, 2.65%, 8/15/30	200,000	183,230
ONEOK, Inc., 5.85%, 1/15/26	100,000	107,595
Phillips 66, 2.15%, 12/15/30	250,000	222,086
Pioneer Natural Resources Co., 2.15%, 1/15/31	200,000	180,262
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	250,000	261,473
Sunoco LP / Sunoco Finance Corp., 6%, 4/15/27	150,000	152,813
Valero Energy Corp., 4%, 6/1/52	100,000	93,929
Valero Energy Partners LP, 4.5%, 3/15/28	500,000	513,016
		4,321,330
Financials - 12.8%
Affiliated Managers Group, Inc., 4.25%, 2/15/24	250,000	256,256
Aflac, Inc., 4.75%, 1/15/49	400,000	456,575
Air Lease Corp., 1.875%, 8/15/26	250,000	230,072
Ally Financial, Inc., (5 year CMT + 3.868%) (D), 4.7%, 5/15/26	250,000	234,064
Bank of America Corp., (5 year CMT + 2.000%) (D), 3.846%, 3/8/37	150,000	143,668
Bank of New York Mellon Corp., Series I, (5 year CMT + 2.630%) (D), 3.75%, 12/20/26	200,000	183,500
Belrose Funding Trust (A), 2.33%, 8/15/30	200,000	175,195
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	225,000	229,946
BlackRock, Inc., 2.1%, 2/25/32	350,000	317,249
Capital One Financial Corp. (5 year CMT + 3.157%) (D), 3.95%, 9/1/26	250,000	231,875
Capital One Financial Corp., (SOFR + 1.790%) (D), 3.273%, 3/1/30	250,000	241,574
Cboe Global Markets, Inc., 3.65%, 1/12/27	365,000	371,964
Charles Schwab Corp. (10 year CMT + 3.079%) (D), 4%, 12/1/30	550,000	493,966
Citigroup, Inc. (3M USD LIBOR + 1.192%) (D), 4.075%, 4/23/29	300,000	306,288
Discover Bank, 3.45%, 7/27/26	75,000	74,662
Empower Finance LP (A), 3.075%, 9/17/51	125,000	105,776
Fifth Third Bancorp, 2.55%, 5/5/27	175,000	169,340
GLP Capital LP / GLP Financing, Inc., 3.25%, 1/15/32	200,000	181,460
Goldman Sachs BDC, Inc., 2.875%, 1/15/26	200,000	192,660
Goldman Sachs Group, Inc. (SOFR + 0.913%) (D), 1.948%, 10/21/27	400,000	372,262
Huntington Bancshares, Inc. (5 year CMT + 1.170%) (A) (D), 2.487%, 8/15/36	500,000	435,101
Huntington National Bank, 3.55%, 10/6/23	250,000	252,963
Iron Mountain, Inc. (A), 4.5%, 2/15/31	125,000	115,439
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	250,000	225,370
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (D), 4%, 4/1/25	400,000	378,000
JPMorgan Chase & Co. (SOFR + 0.695%) (D), 1.04%, 2/4/27	400,000	366,971
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	250,000	217,952
Liberty Mutual Group, Inc. (A), 4.25%, 6/15/23	166,000	168,640
Liberty Mutual Group, Inc. (A), 4.569%, 2/1/29	400,000	424,031
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	150,000	136,395
M&T Bank Corp., 3.55%, 7/26/23	250,000	252,916
MetLife, Inc., (5 year CMT + 3.576%) (D), 3.85%, 9/15/25	350,000	345,170
Morgan Stanley (SOFR + 1.990%) (D), 2.188%, 4/28/26	175,000	169,238
Morgan Stanley (SOFR + 0.879%) (D), 1.593%, 5/4/27	250,000	232,567

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Morgan Stanley, (SOFR + 1.020%) (D), 1.928%, 4/28/32	250,000	216,117
NASDAQ, Inc., 1.65%, 1/15/31	200,000	168,639
Old Republic International Corp., 3.85%, 6/11/51	250,000	231,866
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	225,000	206,148
PNC Bank NA, 2.7%, 10/22/29	125,000	120,109
Prudential Financial, Inc. (5 year CMT + 3.035%) (D), 3.7%, 10/1/50	250,000	229,100
Public Storage, 1.95%, 11/9/28	125,000	115,622
Regions Financial Corp., 1.8%, 8/12/28	495,000	442,778
SBA Communications Corp., 3.875%, 2/15/27	250,000	243,495
State Street Corp. (SOFR + 1.490%) (D), 3.031%, 11/1/34	125,000	119,570
STORE Capital Corp., 4.5%, 3/15/28	200,000	205,370
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	300,000	265,449
Truist Bank, 2.25%, 3/11/30	325,000	297,941
Truist Financial Corp., (SOFR + 0.609%) (D), 1.267%, 3/2/27	300,000	278,147
Wells Fargo & Co., (SOFR + 2.100%) (D), 2.393%, 6/2/28	250,000	236,771
Western Union Co., 2.85%, 1/10/25	125,000	123,688
Weyerhaeuser Co., 3.375%, 3/9/33	250,000	243,522
		12,433,437
Health Care - 2.1%
Baxter International, Inc. (A), 2.272%, 12/1/28	300,000	278,473
Centene Corp., 2.45%, 7/15/28	300,000	274,110
Cigna Corp., 4.375%, 10/15/28	50,000	52,690
Cigna Corp., 4.9%, 12/15/48	200,000	223,995
CVS Health Corp., 5.125%, 7/20/45	250,000	282,488
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	250,000	227,182
Viatris, Inc., 2.7%, 6/22/30	400,000	351,872
Zoetis, Inc., 3%, 9/12/27	300,000	299,285
		1,990,095
Industrials - 4.0%
Ball Corp., 4.875%, 3/15/26	250,000	260,461
Block, Inc. (A), 2.75%, 6/1/26	300,000	283,566
Boeing Co., 3.625%, 2/1/31	200,000	194,696
Boeing Co., 5.805%, 5/1/50	350,000	403,967
Carlisle Cos., Inc., 3.5%, 12/1/24	200,000	201,840
Carrier Global Corp., 3.577%, 4/5/50	150,000	137,182
Otis Worldwide Corp., 2.565%, 2/15/30	300,000	280,414
Quanta Services, Inc., 2.9%, 10/1/30	250,000	231,335
Spirit AeroSystems, Inc. (A), 5.5%, 1/15/25	175,000	175,438
TD SYNNEX Corp. (A), 1.75%, 8/9/26	500,000	458,554
TD SYNNEX Corp. (A), 2.65%, 8/9/31	200,000	171,774
Textron, Inc., 2.45%, 3/15/31	250,000	226,372
TransDigm, Inc. (A), 6.25%, 3/15/26	200,000	205,625
Vulcan Materials Co., 3.5%, 6/1/30	250,000	247,984
WRKCo, Inc., 3.9%, 6/1/28	450,000	451,805
		3,931,013
Information Technology - 2.7%
Broadcom, Inc. (A), 3.187%, 11/15/36	12,000	10,525
Citrix Systems, Inc., 4.5%, 12/1/27	105,000	107,467
Dell International LLC / EMC Corp., 8.35%, 7/15/46	62,000	90,570
Dell International LLC / EMC Corp. (A), 3.45%, 12/15/51	275,000	223,800
Fiserv, Inc., 3.5%, 7/1/29	200,000	196,893

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Gartner, Inc. (A), 4.5%, 7/1/28	150,000	149,969
HP, Inc., 2.65%, 6/17/31	400,000	357,933
Intuit, Inc., 1.65%, 7/15/30	250,000	220,603
Lam Research Corp., 1.9%, 6/15/30	350,000	317,225
Marvell Technology, Inc., 4.2%, 6/22/23	400,000	406,599
Oracle Corp., 3.95%, 3/25/51	400,000	349,502
VMware, Inc., 2.2%, 8/15/31	250,000	220,141
		2,651,227
Materials - 0.9%
Arconic Corp. (A), 6%, 5/15/25	150,000	153,000
DuPont de Nemours, Inc., 4.725%, 11/15/28	300,000	322,083
LYB International Finance III LLC, 3.625%, 4/1/51	400,000	361,713
		836,796
Utilities - 1.4%
AES Corp., 1.375%, 1/15/26	450,000	414,299
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	200,000	174,189
Duke Energy Corp., 3.75%, 9/1/46	400,000	376,778
Interstate Power & Light Co., 3.5%, 9/30/49	225,000	204,343
Wisconsin Electric Power Co., 1.7%, 6/15/28	250,000	226,313
		1,395,922
Total Corporate Notes and Bonds ( Cost $36,631,438 )		35,232,622
FOREIGN CORPORATE BONDS - 2.7%
Communication Services - 0.5%
Alibaba Group Holding Ltd., 2.125%, 2/9/31	250,000	217,292
Vodafone Group PLC, 5%, 5/30/38	250,000	272,604
		489,896
Consumer Discretionary - 0.2%
Carnival Corp. (A), 5.75%, 3/1/27	150,000	142,901
Financials - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 1/30/26	300,000	274,610
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 10/15/27	200,000	203,798
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	300,000	274,240
Royal Bank of Canada, 1.15%, 6/10/25	375,000	354,330
UBS Group AG (5 year CMT + 3.313%) (A) (D), 4.375%, 2/10/31	200,000	180,500
		1,287,478
Health Care - 0.7%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	174,883
Royalty Pharma PLC, 3.55%, 9/2/50	250,000	207,341
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	350,000	325,416
		707,640
Total Foreign Corporate Bonds ( Cost $2,797,920 )		2,627,915
LONG TERM MUNICIPAL BONDS - 2.1%
General - 2.1%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,170,092
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	800,000	835,591
		2,005,683
Total Long Term Municipal Bonds ( Cost $2,037,228 )		2,005,683

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

MORTGAGE BACKED SECURITIES - 17.0%
Fannie Mae - 10.6%
3%, 9/1/30 Pool # 890696	467,656	472,641
3%, 12/1/30 Pool # AL8924	192,346	193,952
7%, 11/1/31 Pool # 607515	14,032	15,001
3.5%, 12/1/31 Pool # MA0919	50,052	50,723
6.5%, 3/1/32 Pool # 631377	17,598	18,897
7%, 5/1/32 Pool # 644591	5,167	5,307
6.5%, 6/1/32 Pool # 545691	116,537	127,076
3.5%, 8/1/32 Pool # MA3098	56,146	57,692
5.5%, 11/1/33 Pool # 555880	154,400	167,579
4%, 2/1/35 Pool # MA2177	531,816	554,068
5%, 8/1/35 Pool # 829670	179,192	192,144
5%, 9/1/35 Pool # 835699	221,084	235,097
5%, 9/1/35 Pool # 820347	273,537	296,676
3.5%, 12/1/35 Pool # MA2473	294,084	297,994
5%, 12/1/35 Pool # 850561	66,349	71,621
4%, 6/1/36 Pool # AL8618	140,757	146,231
5.5%, 10/1/36 Pool # 901723	74,181	78,985
6.5%, 10/1/36 Pool # 894118	228,026	245,936
6%, 11/1/36 Pool # 902510	230,577	257,412
6%, 10/1/37 Pool # 947563	238,563	266,414
6.5%, 8/1/38 Pool # 987711	286,507	321,844
3%, 11/1/39 Pool # MA3831	61,351	60,670
4%, 1/1/41 Pool # AB2080	521,301	545,845
2.5%, 5/1/41 Pool # MA4334	454,685	440,112
4.5%, 7/1/41 Pool # AB3274	218,812	233,065
5.5%, 7/1/41 Pool # AL6588	470,396	515,058
4%, 9/1/41 Pool # AJ1406	257,707	269,140
3.5%, 6/1/42 Pool # AO4136	525,676	535,702
4%, 6/1/42 Pool # MA1087	146,688	153,619
3.5%, 8/1/42 Pool # AP2133	243,415	248,057
3.5%, 9/1/42 Pool # AB6228	471,972	481,749
4%, 10/1/42 Pool # AP7363	356,805	373,090
3.5%, 3/1/43 Pool # AT0310	329,882	336,733
4%, 1/1/45 Pool # AS4257	72,545	75,764
4.5%, 2/1/45 Pool # MA2193	270,427	286,685
3.5%, 11/1/45 Pool # BA4907	156,936	159,601
3.5%, 12/1/45 Pool # AS6309	121,974	124,344
4.5%, 10/1/46 Pool # MA2783	32,463	34,113
4%, 12/1/46 Pool # BD2379	111,408	115,181
3%, 1/1/47 Pool # BE0108	257,757	256,426
2.5%, 12/1/47 Pool # FM3165	526,219	506,045
4%, 7/1/48 Pool # MA3415	138,243	141,514
4%, 11/1/50 Pool # FM5530	359,917	368,080
		10,333,883

Freddie Mac - 6.4%
4.5%, 2/1/25 Pool # J11722	34,630	35,774
4.5%, 5/1/25 Pool # J12247	69,184	71,664
8%, 6/1/30 Pool # C01005	6,564	7,291
7%, 3/1/31 Pool # C48129	33,333	33,643

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

2.5%, 2/1/32 Pool # ZS8641	124,348	123,108
5.5%, 11/1/34 Pool # A28282	226,118	242,467
2.5%, 6/1/35 Pool # RC1421	209,006	207,030
5.5%, 1/1/37 Pool # G04593	98,161	107,554
2%, 3/1/41 Pool # RB5105	439,206	412,364
4%, 10/1/41 Pool # Q04092	255,775	267,369
3%, 9/1/42 Pool # C04233	677,033	677,610
3%, 4/1/43 Pool # V80026	848,261	848,461
3%, 4/1/43 Pool # V80025	856,718	853,194
3.5%, 8/1/44 Pool # Q27927	242,016	247,208
3%, 7/1/45 Pool # G08653	283,958	283,065
3.5%, 8/1/45 Pool # Q35614	389,089	396,443
3%, 10/1/46 Pool # G60722	448,174	446,161
4%, 3/1/47 Pool # Q46801	130,922	135,082
3.5%, 12/1/47 Pool # Q52955	165,016	167,439
2.5%, 4/1/48 Pool # QA2240	420,980	404,868
3%, 7/1/49 Pool # QA1033	234,627	230,678
		6,198,473

Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	21,986	23,680
6.5%, 4/20/31 Pool # 3068	15,848	17,270
		40,950
Total Mortgage Backed Securities ( Cost $16,682,634 )		16,573,306

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 29.2%
U.S. Treasury Bonds - 9.9%
6.625%, 2/15/27	2,000,000	2,380,000
4.500%, 5/15/38	2,000,000	2,565,547
3.750%, 8/15/41	750,000	882,832
3.000%, 5/15/45	750,000	798,633
2.500%, 5/15/46	500,000	490,859
3.375%, 11/15/48	500,000	585,898
1.250%, 5/15/50	1,500,000	1,121,016
1.875%, 2/15/51	1,000,000	874,219
		9,699,004
U.S. Treasury Notes - 19.3%
2.250%, 11/15/25	3,000,000	2,972,930
0.375%, 1/31/26	1,750,000	1,614,580
1.500%, 8/15/26	2,750,000	2,638,926
2.375%, 5/15/27	2,000,000	1,993,750
2.875%, 5/15/28	3,000,000	3,073,359
2.625%, 2/15/29	2,250,000	2,279,619
0.625%, 8/15/30	2,250,000	1,956,006
1.375%, 11/15/31	2,500,000	2,294,922
		18,824,092
Total U.S. Government and Agency Obligations ( Cost $28,601,616 )		28,523,096

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Core Bond Fund Portfolio of Investments (unaudited)

Shares
SHORT-TERM INVESTMENTS - 3.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (F)		709,857	709,857
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (F) (G)		2,725,190	2,725,190
Total Short-Term Investments ( Cost $3,435,047 )			3,435,047
TOTAL INVESTMENTS - 101.1% ( Cost $100,894,915 )			98,606,230
NET OTHER ASSETS AND LIABILITIES - (1.1%)			(1,055,044)
TOTAL NET ASSETS - 100.0%			$97,551,186

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Stepped rate security. Rate shown is as of March 31, 2022.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	Floating rate or variable rate note. Rate shown is as of March 31, 2022.
(E)	All or a portion of these securities, with an aggregate fair value of $2,674,747, are on loan as part of a securities lending program. See footnote (G) and Note 4 for details on the securities lending program.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk.
USD	United States Dollar

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1,3)
CORPORATE NOTES AND BONDS - 84.6%
Communication Services - 14.0%
Advantage Sales & Marketing, Inc. (A), 6.5%, 11/15/28	$150,000	$141,965
Cars.com, Inc. (A), 6.375%, 11/1/28	150,000	148,930
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 4.75%, 3/1/30	145,000	139,149
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26	125,000	48,438
Frontier Communications Holdings LLC (A), 5%, 5/1/28	225,000	216,000
Hughes Satellite Systems Corp., 5.25%, 8/1/26	225,000	228,937
Lamar Media Corp., 4.875%, 1/15/29	180,000	178,650
Level 3 Financing, Inc. (A), 4.25%, 7/1/28	180,000	165,241
Millennium Escrow Corp. (A), 6.625%, 8/1/26	225,000	213,624
Netflix, Inc., 6.375%, 5/15/29	100,000	113,078
Outfront Media Capital LLC / Outfront Media Capital Corp. (A), 4.25%, 1/15/29	125,000	116,281
Sprint Corp., 7.125%, 6/15/24	275,000	294,951
Viasat, Inc. (A) (B), 6.5%, 7/15/28	150,000	144,000
		2,149,244
Consumer Discretionary - 12.9%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (A), 5.5%, 4/20/26	300,000	302,280
Delta Air Lines, Inc., 7.375%, 1/15/26	125,000	135,748
Genting New York LLC / GENNY Capital, Inc. (A) (B), 3.3%, 2/15/26	200,000	189,388
Murphy Oil USA, Inc., 5.625%, 5/1/27	400,000	406,500
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	175,000	177,844
QVC, Inc., 4.375%, 9/1/28	160,000	145,980
Scientific Games International, Inc. (A), 5%, 10/15/25	275,000	281,875
United Airlines, Inc. (A), 4.375%, 4/15/26	125,000	123,047
Vail Resorts, Inc. (A), 6.25%, 5/15/25	200,000	206,576
		1,969,238
Consumer Staples - 6.2%
B&G Foods, Inc. (B), 5.25%, 9/15/27	220,000	209,550
Edgewell Personal Care Co. (A), 5.5%, 6/1/28	125,000	124,786
Lamb Weston Holdings, Inc. (A), 4.875%, 5/15/28	125,000	125,000
Lamb Weston Holdings, Inc. (A), 4.125%, 1/31/30	100,000	93,383
Performance Food Group, Inc. (A), 5.5%, 10/15/27	215,000	214,194
U.S. Foods, Inc. (A), 6.25%, 4/15/25	175,000	179,812
		946,725
Energy - 3.4%
Berry Petroleum Co. LLC (A), 7%, 2/15/26	125,000	123,438
Buckeye Partners LP (A), 4.125%, 3/1/25	150,000	147,750
Sunoco LP / Sunoco Finance Corp., 6%, 4/15/27	150,000	152,812
Sunoco LP / Sunoco Finance Corp. (A), 4.5%, 4/30/30	110,000	101,512
		525,512
Financials - 23.4%
Alliance Data Systems Corp. (A), 4.75%, 12/15/24	500,000	491,570
Credit Acceptance Corp. (A), 5.125%, 12/31/24	200,000	200,718
Diversified Healthcare Trust, 9.75%, 6/15/25	150,000	157,875
Enact Holdings, Inc. (A), 6.5%, 8/15/25	250,000	257,912
Home Point Capital, Inc. (A) (B), 5%, 2/1/26	130,000	106,510

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

High Income Fund Portfolio of Investments (unaudited)

Iron Mountain, Inc. (A) (B), 4.875%, 9/15/27	250,000	247,263
Iron Mountain, Inc. (A), 5.25%, 7/15/30	135,000	132,300
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 5%, 8/15/28	200,000	191,496
LPL Holdings, Inc. (A), 4%, 3/15/29	100,000	94,898
MGIC Investment Corp., 5.25%, 8/15/28	200,000	197,582
MPT Operating Partnership LP / MPT Finance Corp., 5%, 10/15/27	400,000	406,750
MPT Operating Partnership LP / MPT Finance Corp., 3.5%, 3/15/31	150,000	139,307
NFP Corp. (A), 6.875%, 8/15/28	125,000	119,063
OneMain Finance Corp., 3.875%, 9/15/28	195,000	176,473
RHP Hotel Properties LP / RHP Finance Corp. (A), 4.5%, 2/15/29	115,000	108,100
RLJ Lodging Trust LP (A), 3.75%, 7/1/26	150,000	142,500
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (A), 3.875%, 3/1/31	200,000	180,000
SBA Communications Corp., 3.875%, 2/15/27	235,000	228,885
		3,579,202
Health Care - 3.6%
AdaptHealth LLC (A), 4.625%, 8/1/29	50,000	45,250
HCA, Inc., 5.875%, 2/15/26	250,000	264,375
Legacy LifePoint Health LLC (A), 6.75%, 4/15/25	150,000	154,500
Mozart Debt Merger Sub, Inc. (A), 3.875%, 4/1/29	90,000	83,138
		547,263
Industrials - 16.6%
ADT Security Corp., 4.125%, 6/15/23	225,000	227,450
Brink's Co. (A), 5.5%, 7/15/25	125,000	125,979
Energizer Holdings, Inc. (A), 4.75%, 6/15/28	190,000	172,738
EnerSys (A), 4.375%, 12/15/27	125,000	119,688
Madison IAQ LLC (A) (B), 4.125%, 6/30/28	200,000	184,500
Roller Bearing Co. of America, Inc. (A), 4.375%, 10/15/29	90,000	83,925
RR Donnelley & Sons Co. (A), 6.125%, 11/1/26	300,000	307,500
Sealed Air Corp. (A), 5.125%, 12/1/24	300,000	311,419
Spirit AeroSystems, Inc. (A), 5.5%, 1/15/25	250,000	250,625
Spirit AeroSystems, Inc. (A), 7.5%, 4/15/25	250,000	259,014
TransDigm, Inc. (A), 6.25%, 3/15/26	275,000	282,734
Waste Pro USA, Inc. (A), 5.5%, 2/15/26	225,000	210,375
		2,535,947
Information Technology - 2.0%
Pitney Bowes, Inc. (A) (B), 6.875%, 3/15/27	210,000	197,400
Playtika Holding Corp. (A), 4.25%, 3/15/29	110,000	101,475
		298,875
Materials - 1.1%
Arconic Corp. (A), 6.125%, 2/15/28	175,000	175,589

Utilities - 1.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	100,000	99,914
Calpine Corp. (A), 3.75%, 3/1/31	135,000	120,850
		220,764
Total Corporate Notes and Bonds ( Cost $13,377,282 )		12,948,359
FOREIGN CORPORATE BONDS - 8.6%
Communication Service - 0.6%
Telesat Canada / Telesat LLC (A), 6.5%, 10/15/27	175,000	87,195

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

High Income Fund Portfolio of Investments (unaudited)

Consumer Discretionary - 5.4%
Carnival Corp. (A), 5.75%, 3/1/27		200,000	190,534
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. (A), 5.75%, 1/20/26		175,000	175,100
International Game Technology PLC (A), 4.125%, 4/15/26		250,000	246,721
Royal Caribbean Cruises Ltd. (A), 9.125%, 6/15/23		200,000	208,250
			820,605
Health Care - 2.6%
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (A) (C), 10%, 4/15/25		425,000	401,625
Total Foreign Corporate Bonds ( Cost $1,463,518 )			1,309,425
		Shares
EXCHANGE TRADED FUNDS - 3.2%
Bond Funds - 3.2%
iShares iBoxx High Yield Corporate Bond ETF (B)		5,900	485,511
Total Exchange Traded Funds ( Cost $508,729 )			485,511
SHORT-TERM INVESTMENTS - 13.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (D)		371,526	371,526
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (D) (E)		1,697,199	1,697,199
Total Short-Term Investments ( Cost $2,068,725 )			2,068,725
TOTAL INVESTMENTS - 109.9% ( Cost $17,418,254 )			16,812,020
NET OTHER ASSETS AND LIABILITIES - (9.9%)			(1,512,594)
TOTAL NET ASSETS - 100.0%			$15,299,426

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	All or a portion of these securities, with an aggregate fair value of $1,662,746, are on loan as part of a securities lending program. See footnote (E) and Note 4 for details on the securities lending program.
(C)	In default. Issuer is bankrupt.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
LLC	Limited Limited Company.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 68.7%
Communication Services - 3.9%
Comcast Corp., Class A	98,300	$4,602,406
Verizon Communications, Inc.	77,900	3,968,226
		8,570,632
Consumer Discretionary - 5.3%
Home Depot, Inc.	15,973	4,781,198
McDonald's Corp.	20,150	4,982,692
Starbucks Corp.	23,300	2,119,601
		11,883,491
Consumer Staples - 7.2%
Archer-Daniels-Midland Co.	45,950	4,147,447
Coca-Cola Co.	39,700	2,461,400
Colgate-Palmolive Co.	26,000	1,971,580
PepsiCo, Inc.	24,950	4,176,131
Procter & Gamble Co.	20,750	3,170,600
		15,927,158
Energy - 4.1%
Baker Hughes Co.	138,100	5,028,221
EOG Resources, Inc.	33,600	4,006,128
		9,034,349
Financials - 13.5%
Aflac, Inc.	68,300	4,397,837
BlackRock, Inc.	4,675	3,572,495
CME Group, Inc.	21,300	5,066,418
JPMorgan Chase & Co.	26,500	3,612,480
Northern Trust Corp.	39,600	4,611,420
Travelers Cos., Inc.	35,800	6,541,734
U.S. Bancorp	39,100	2,078,165
		29,880,549
Health Care - 13.2%
AmerisourceBergen Corp.	25,200	3,898,692
Bristol-Myers Squibb Co.	84,300	6,156,429
CVS Health Corp.	59,450	6,016,934
Johnson & Johnson	30,200	5,352,346
Medtronic PLC	36,000	3,994,200
Pfizer, Inc.	74,100	3,836,157
		29,254,758
Industrials - 7.6%
Emerson Electric Co.	26,300	2,578,715
Fastenal Co.	55,900	3,320,460
Honeywell International, Inc.	19,500	3,794,310
PACCAR, Inc.	46,200	4,068,834
Union Pacific Corp.	11,250	3,073,613
		16,835,932

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Information Technology - 8.5%
Analog Devices, Inc.	10,000	1,651,800
Automatic Data Processing, Inc.	8,450	1,922,713
Cisco Systems, Inc.	92,400	5,152,224
Oracle Corp.	26,900	2,225,437
Paychex, Inc.	26,300	3,589,161
Texas Instruments, Inc.	23,050	4,229,214
		18,770,549
Materials - 1.7%
Nucor Corp.	25,400	3,775,710

Real Estate - 1.2%
American Tower Corp., REIT	11,000	2,763,420

Utilities - 2.5%
Dominion Energy, Inc.	66,600	5,659,002
Total Common Stocks ( Cost $95,330,795 )		152,355,550

ASSET BACKED SECURITIES - 0.9%
CCG Receivables Trust, Series 2020-1, Class A2 (A), 0.54%, 12/14/27	49,760	49,266
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	100,072
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	131,255
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	90,527	90,627
Donlen Fleet Lease Funding LLC, Series 2021-2, Class A2 (A), 0.56%, 12/11/34	174,084	170,780
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	154,663	154,757
JPMorgan Chase Bank NA, Series 2020-2, Class B (A), 0.84%, 2/25/28	119,257	117,721
JPMorgan Chase Bank NA, Series 2021-1, Class B (A), 0.875%, 9/25/28	157,544	154,772
JPMorgan Chase Bank NA, Series 2021-2, Class B (A), 0.889%, 12/26/28	184,348	180,909
JPMorgan Chase Bank NA, Series 2021-3, Class C (A), 0.86%, 2/26/29	215,875	209,624
LAD Auto Receivables Trust, Series 2021-1A, Class A (A), 1.3%, 8/17/26	191,543	187,703
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class A3 (A), 0.46%, 8/15/24	124,963	124,558
Santander Revolving Auto Loan Trust, Series 2019-A, Class C (A), 3%, 1/26/32	200,000	196,729
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	100,000	100,551
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	150,000	149,624
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	4,119	4,121
Total Asset Backed Securities ( Cost $2,158,236 )		2,123,069

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
CIM Trust, Series 2021-J2, Class A4 (A) (B) (C), 2.5%, 4/25/51	152,194	146,053
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	146,767	148,378
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	226,331	232,212
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	206,552	224,885
Fannie Mae REMICS, Series 2020-44, Class TI, IO, 5.5%, 12/25/35	1,023,607	175,104
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	51,815	52,103
Flagstar Mortgage Trust, Series 2021-9INV, Class A1 (A) (B) (C), 2.5%, 9/25/41	185,430	178,931
Freddie Mac REMICS, Series 4037, Class B, 3%, 4/15/27	301,228	301,672
Freddie Mac STACR REMIC Trust, Series 2021-DNA3, Class M1, (SOFR30A + 0.750%) (A) (C), 0.849%, 10/25/33	207,511	205,570

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, (SOFR30A + 0.650%) (A) (C), 0.749%, 1/25/34	13,346	13,322
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ6, Class A2 (A) (B) (C), 2.5%, 5/25/51	182,110	168,962
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	50,888	50,628
JPMorgan Mortgage Trust, Series 2021-1, Class A3 (A) (B) (C), 2.5%, 6/25/51	311,686	289,377
JPMorgan Mortgage Trust, Series 2021-3, Class A3 (A) (B) (C), 2.5%, 7/25/51	114,477	106,056
JPMorgan Mortgage Trust, Series 2021-6, Class A4 (A) (B) (C), 2.5%, 10/25/51	210,737	202,315
JPMorgan Wealth Management, Series 2020-ATR1, Class A3 (A) (B) (C), 3%, 2/25/50	48,488	47,402
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	4,631	4,625
PSMC Trust, Series 2021-1, Class A11 (A) (B) (C), 2.5%, 3/25/51	116,816	111,713
RCKT Mortgage Trust, Series 2021-6, Class A5 (A) (B) (C), 2.5%, 12/25/51	314,662	300,515
RCKT Mortgage Trust, Series 2022-1, Class A5 (A) (B) (C), 2.5%, 1/25/52	296,172	280,930
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	159,636	154,845
Towd Point HE Trust, Series 2021-HE1, Class A1 (A) (B) (C), 0.918%, 2/25/63	123,607	121,393
Total Collateralized Mortgage Obligations ( Cost $3,643,408 )		3,516,991
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.5%
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	140,723	140,356
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	300,000	305,138
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.591%, 11/25/47	400,000	401,702
FREMF Mortgage Trust, Series 2015-K44, Class B, (A) (B) (C), 3.67%, 1/25/48	300,000	296,997
GSAMP Trust, Series 2006-S5, Class M5 (C), 7.488% 9/25/36	2,190,000	–
Total Commercial Mortgage-Backed Securities ( Cost $1,156,801 )		1,144,193
CORPORATE NOTES AND BONDS - 10.2%
Communication Services - 1.4%
Amazon.com, Inc., 1.65%, 5/12/28	400,000	373,154
AT&T, Inc., 2.25%, 2/1/32	200,000	177,401
AT&T, Inc., 4.75%, 5/15/46	500,000	542,786
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	300,000	311,447
Comcast Corp., 4.15%, 10/15/28	275,000	289,245
Discovery Communications LLC, 5%, 9/20/37	300,000	308,185
eBay, Inc., 1.9%, 3/11/25	50,000	48,377
eBay, Inc., 2.6%, 5/10/31	250,000	229,710
Expedia Group, Inc., 3.25%, 2/15/30	250,000	238,272
Magallanes, Inc. (A), 5.141%, 3/15/52	75,000	76,751
Magallanes, Inc. (A), 5.391%, 3/15/62	50,000	51,560
T-Mobile USA, Inc. (D), 2.625%, 4/15/26	100,000	95,818
Verizon Communications, Inc., 4.329%, 9/21/28	309,000	326,558
		3,069,264
Consumer Discretionary - 0.6%
7-Eleven, Inc. (A), 1.8%, 2/10/31	125,000	107,676
Hilton Domestic Operating Co., Inc. (A), 5.375%, 5/1/25	100,000	102,305
Lowe's Cos., Inc., 3%, 10/15/50	300,000	255,076
Lowe's Cos., Inc., 4.25%, 4/1/52	125,000	129,370
McDonald's Corp., 2.125%, 3/1/30	100,000	90,992
Picasso Finance Sub, Inc. (A), 6.125%, 6/15/25	90,000	91,463
Southwest Airlines Co., 5.25%, 5/4/25	75,000	78,846
Southwest Airlines Co., 5.125%, 6/15/27	300,000	321,177
Tractor Supply Co., 1.75%, 11/1/30	125,000	107,386
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	123,000	123,772
		1,408,063

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Consumer Staples - 0.4%
Conagra Brands, Inc., 0.5%, 8/11/23	250,000	242,125
Hormel Foods Corp., 1.8%, 6/11/30	75,000	67,223
Keurig Dr Pepper, Inc., 3.8%, 5/1/50	100,000	94,943
Mars, Inc. (A), 3.875%, 4/1/39	150,000	151,784
Mars, Inc. (A), 2.375%, 7/16/40	250,000	209,256
Performance Food Group, Inc. (A), 5.5%, 10/15/27	50,000	49,813
Sysco Corp., 5.95%, 4/1/30	83,000	96,203
		911,347
Energy - 1.7%
Energy Transfer LP, 5.25%, 4/15/29	100,000	106,722
Enterprise Products Operating LLC, 3.75%, 2/15/25	250,000	254,731
Exxon Mobil Corp., 4.114%, 3/1/46	375,000	404,548
Kinder Morgan, Inc., 5.55%, 6/1/45	250,000	279,757
Marathon Petroleum Corp., 4.7%, 5/1/25	125,000	130,038
MPLX LP, 4.8%, 2/15/29	150,000	159,934
MPLX LP, 2.65%, 8/15/30	100,000	91,615
Phillips 66, 2.15%, 12/15/30	250,000	222,087
Phillips 66, 4.65%, 11/15/34	500,000	533,691
Pioneer Natural Resources Co., 2.15%, 1/15/31	125,000	112,664
Sabine Pass Liquefaction LLC, 4.5%, 5/15/30	100,000	104,589
Schlumberger Holdings Corp. (A), 4%, 12/21/25	26,000	26,456
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	390,000	394,674
Valero Energy Corp., 6.625%, 6/15/37	500,000	616,059
Valero Energy Corp., 4%, 6/1/52	75,000	70,446
Valero Energy Partners LP, 4.5%, 3/15/28	350,000	359,111
		3,867,122
Financials - 2.9%
Air Lease Corp., 1.875%, 8/15/26	150,000	138,043
Bank of America Corp .(SOFR + 0.910%) (C), 1.658%, 3/11/27	200,000	186,664
Bank of America Corp. (SOFR + 1.060%) (C), 2.087%, 6/14/29	100,000	91,515
Bank of America Corp., (5 year CMT + 2.000%) (C), 3.846%, 3/8/37	100,000	95,778
Bank of New York Mellon Corp., Series I, (5 year CMT + 2.630%) (C), 3.75%, 12/20/26	200,000	183,500
Belrose Funding Trust (A), 2.33%, 8/15/30	100,000	87,597
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	125,000	127,748
BlackRock, Inc., 2.1%, 2/25/32	100,000	90,643
Brixmor Operating Partnership LP, 3.65%, 6/15/24	100,000	100,799
Capital One Financial Corp. (5 year CMT + 3.157%) (C) (D), 3.95%, 9/1/26	100,000	92,750
Capital One Financial Corp., (SOFR + 1.790%) (C), 3.273%, 3/1/30	100,000	96,630
Cboe Global Markets, Inc., 3.65%, 1/12/27	300,000	305,724
Charles Schwab Corp. (10 year CMT + 3.079%) (C), 4%, 12/1/30	175,000	157,171
Empower Finance LP (A), 3.075%, 9/17/51	75,000	63,466
Fifth Third Bancorp (D), 2.55%, 5/5/27	125,000	120,957
GLP Capital LP / GLP Financing, Inc., 3.25%, 1/15/32	100,000	90,730
Goldman Sachs BDC, Inc. (D), 2.875%, 1/15/26	100,000	96,330
Goldman Sachs Group, Inc. (SOFR + 0.913%) (C), 1.948%, 10/21/27	250,000	232,663
Healthpeak Properties, Inc., 3.25%, 7/15/26	100,000	99,975
Huntington Bancshares, Inc. (5 year CMT + 1.170%) (A) (C), 2.487%, 8/15/36	300,000	261,061
Iron Mountain, Inc. (A), 4.5%, 2/15/31	100,000	92,351
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 2.625%, 10/15/31	175,000	157,759
JPMorgan Chase & Co., Series II, (SOFR + 2.745%) (C) (D), 4%, 4/1/25	350,000	330,750

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

JPMorgan Chase & Co. (SOFR + 0.695%) (C), 1.04%, 2/4/27	250,000	229,357
KKR Group Finance Co. VIII LLC (A), 3.5%, 8/25/50	125,000	108,976
Liberty Mutual Group, Inc. (A), 3.95%, 5/15/60	50,000	45,465
Morgan Stanley, 3.875%, 1/27/26	200,000	204,040
Morgan Stanley, (SOFR + 0.879%) (C), 1.593%, 5/4/27	150,000	139,540
Morgan Stanley, (SOFR + 1.020%) (C), 1.928%, 4/28/32	500,000	432,233
NASDAQ, Inc., 1.65%, 1/15/31	400,000	337,279
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	200,000	183,243
Prudential Financial, Inc. (5 year CMT + 3.035%) (C), 3.7%, 10/1/50	125,000	114,550
STORE Capital Corp., 4.5%, 3/15/28	200,000	205,370
Synchrony Financial, 3.7%, 8/4/26	250,000	248,975
Teachers Insurance & Annuity Association of America (A), 3.3%, 5/15/50	100,000	88,483
Truist Bank, 2.25%, 3/11/30	50,000	45,837
Truist Financial Corp., (SOFR + 0.609%) (C), 1.267%, 3/2/27	200,000	185,431
Wells Fargo & Co., (SOFR + 2.100%) (C), 2.393%, 6/2/28	175,000	165,740
Welltower, Inc., 2.05%, 1/15/29	150,000	136,741
Western Union Co., 2.85%, 1/10/25	200,000	197,900
Weyerhaeuser Co., 3.375%, 3/9/33	100,000	97,409
		6,467,173
Health Care - 1.0%
Anthem, Inc., 2.375%, 1/15/25	200,000	197,356
Baxter International, Inc. (A), 2.272%, 12/1/28	300,000	278,473
Cigna Corp., 4.375%, 10/15/28	50,000	52,690
Cigna Corp., 4.9%, 12/15/48	100,000	111,997
CVS Health Corp., 5.125%, 7/20/45	400,000	451,981
Health Care Service Corp. A Mutual Legal Reserve Co. (A), 2.2%, 6/1/30	75,000	68,155
PerkinElmer, Inc., 0.55%, 9/15/23	325,000	315,754
UnitedHealth Group, Inc., 3.7%, 8/15/49	150,000	152,130
Viatris, Inc., 2.7%, 6/22/30	200,000	175,936
Zoetis, Inc., 3%, 9/12/27	225,000	224,464
Zoetis, Inc., 3%, 5/15/50	175,000	154,975
		2,183,911
Industrials - 0.9%
Ashtead Capital, Inc. (A), 2.45%, 8/12/31	275,000	241,654
Block, Inc. (A), 2.75%, 6/1/26	200,000	189,044
Boeing Co., 2.196%, 2/4/26	150,000	141,973
Boeing Co., 3.625%, 2/1/31	125,000	121,685
Boeing Co., 5.805%, 5/1/50	75,000	86,564
Martin Marietta Materials, Inc., 3.2%, 7/15/51	300,000	256,190
Quanta Services, Inc., 2.9%, 10/1/30	150,000	138,801
TD SYNNEX Corp. (A), 2.65%, 8/9/31	50,000	42,943
Textron, Inc. (D), 2.45%, 3/15/31	150,000	135,823
TransDigm, Inc. (A), 6.25%, 3/15/26	100,000	102,813
Vulcan Materials Co., 3.5%, 6/1/30	175,000	173,589
WRKCo, Inc., 3.9%, 6/1/28	175,000	175,702
WRKCo, Inc., 3%, 6/15/33	100,000	93,411
		1,900,192
Information Technology - 0.7%
Broadcom, Inc. (A), 3.187%, 11/15/36	5,000	4,385
Citrix Systems, Inc., 4.5%, 12/1/27	85,000	86,997
Dell International LLC / EMC Corp., 8.35%, 7/15/46	44,000	64,275

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

Dell International LLC / EMC Corp. (A), 3.45%, 12/15/51	200,000	162,764
Gartner, Inc. (A), 4.5%, 7/1/28	100,000	99,979
HP, Inc., 2.65%, 6/17/31	300,000	268,450
Intel Corp., 3.734%, 12/8/47	435,000	434,231
Intuit, Inc., 1.65%, 7/15/30	100,000	88,241
Oracle Corp., 3.95%, 3/25/51	200,000	174,751
salesforce.com, Inc., 2.9%, 7/15/51	150,000	133,105
		1,517,178
Materials - 0.3%
DuPont de Nemours, Inc., 4.725%, 11/15/28	295,000	316,716
EI du Pont de Nemours and Co., 1.7%, 7/15/25	50,000	47,964
International Flavors & Fragrances, Inc. (A), 1.832%, 10/15/27	250,000	227,629
		592,309
Utilities - 0.3%
AES Corp., 1.375%, 1/15/26	250,000	230,166
Berkshire Hathaway Energy Co., 1.65%, 5/15/31	125,000	108,868
Florida Power & Light Co., 2.875%, 12/4/51	150,000	134,387
Interstate Power & Light Co., 3.5%, 9/30/49	150,000	136,229
Wisconsin Electric Power Co., 1.7%, 6/15/28	100,000	90,525
		700,175
Total Corporate Notes and Bonds ( Cost $23,276,109 )		22,616,734
FOREIGN CORPORATE BONDS - 0.6%
Communication Service - 0.1%
Thomson Reuters Corp. (D), 4.3%, 11/23/23	200,000	204,256
Financials - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 1/30/26	200,000	183,073
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (D), 4.625%, 10/15/27	150,000	152,849
Avolon Holdings Funding Ltd. (A), 2.125%, 2/21/26	200,000	182,827
UBS Group AG (5 year CMT + 3.313%) (A) (C), 4.375%, 2/10/31	200,000	180,500
		699,249
Health Care - 0.2%
Royalty Pharma PLC, 2.2%, 9/2/30	200,000	174,882
Royalty Pharma PLC, 3.55%, 9/2/50	200,000	165,873
		340,755
Total Foreign Corporate Bonds ( Cost $1,331,136 )		1,244,260
LONG TERM MUNICIPAL BONDS - 0.5%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	1,000,000	1,170,092
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	70,000	70,225
Total Long Term Municipal Bonds ( Cost $1,288,406 )		1,240,317
MORTGAGE BACKED SECURITIES - 4.4%
Fannie Mae - 2.8%
3%, 9/1/30 Pool # 890696	221,521	223,883
3%, 12/1/30 Pool # AL8924	153,877	155,161
7%, 11/1/31 Pool # 607515	14,032	15,001
3.5%, 12/1/31 Pool # MA0919	62,565	63,404

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

7%, 5/1/32 Pool # 644591	2,841	2,917
3.5%, 8/1/32 Pool # MA3098	56,146	57,692
5.5%, 10/1/33 Pool # 254904	65,349	71,589
5.5%, 11/1/33 Pool # 555880	154,400	167,579
5%, 5/1/34 Pool # 780890	200,565	216,992
4%, 2/1/35 Pool # MA2177	255,681	266,379
5%, 9/1/35 Pool # 835699	92,543	98,409
5%, 9/1/35 Pool # 820347	111,796	121,253
5%, 12/1/35 Pool # 850561	27,756	29,961
5.5%, 9/1/36 Pool # 831820	149,827	162,310
5.5%, 10/1/36 Pool # 901723	27,818	29,619
5.5%, 12/1/36 Pool # 903059	135,333	145,620
4%, 1/1/41 Pool # AB2080	231,690	242,598
2.5%, 5/1/41 Pool # MA4334	227,343	220,056
4.5%, 7/1/41 Pool # AB3274	68,973	73,466
5.5%, 7/1/41 Pool # AL6588	271,382	297,149
4%, 9/1/41 Pool # AJ1406	114,537	119,618
4%, 10/1/41 Pool # AJ4046	234,439	247,136
1.099%, 12/25/41 Pool # AL6778, (SOFR30A + 1.000%) (A) (C),	266,122	263,428
3.5%, 6/1/42 Pool # AO4134	201,451	205,302
3.5%, 6/1/42 Pool # AO4136	197,129	200,888
3.5%, 8/1/42 Pool # AP2133	202,846	206,714
4%, 10/1/42 Pool # AP7363	187,792	196,363
3%, 2/1/43 Pool # AL3072	379,317	379,379
3%, 2/1/43 Pool # AB8486	347,175	347,089
3.5%, 3/1/43 Pool # AT0310	209,925	214,284
4%, 1/1/45 Pool # AS4257	52,394	54,718
4.5%, 2/1/45 Pool # MA2193	152,714	161,895
3.5%, 4/1/45 Pool # MA2229	147,021	149,893
3.5%, 11/1/45 Pool # BA4907	156,936	159,601
3.5%, 12/1/45 Pool # AS6309	45,740	46,629
2.5%, 12/1/47 Pool # FM3165	131,555	126,511
4%, 7/1/48 Pool # MA3415	103,683	106,136
4%, 11/1/50 Pool # FM5530	239,944	245,387
		6,092,009
Freddie Mac - 1.6%
4.5%, 2/1/25 Pool # J11722	20,778	21,464
4.5%, 5/1/25 Pool # J12247	19,458	20,155
8%, 6/1/30 Pool # C01005	5,252	5,833
6.5%, 1/1/32 Pool # C62333	51,558	55,405
2.5%, 6/1/35 Pool # RC1421	182,880	181,152
3.5%, 11/1/40 Pool # G06168	91,907	93,880
2%, 3/1/41 Pool # RB5105	439,206	412,364
2.5%, 6/1/41 Pool # SC0151	235,242	228,502
4.5%, 9/1/41 Pool # Q03516	178,313	189,706
4%, 10/1/41 Pool # Q04092	255,775	267,368
3%, 9/1/42 Pool # C04233	216,650	216,835
3%, 4/1/43 Pool # V80026	339,304	339,385
3%, 4/1/43 Pool # V80025	342,687	341,278
3%, 7/1/45 Pool # G08653	170,375	169,839
3.5%, 8/1/45 Pool # Q35614	259,393	264,295
3%, 10/1/46 Pool # G60722	247,926	246,813
4%, 3/1/47 Pool # Q46801	104,737	108,066

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

2.5%, 4/1/48 Pool # QA2240		315,735	303,651
3%, 7/1/49 Pool # QA1033		152,508	149,941
			3,615,932
Ginnie Mae - 0.0%
Ginnie Mae 6.5% 4/30/2031, Pool # 3068		13,051	14,223
Total Mortgage Backed Securities ( Cost $9,824,264 )			9,722,164

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.9%
U.S. Treasury Bonds - 3.0%
6.625%, 2/15/27		1,500,000	1,785,000
2.250%, 5/15/41		1,250,000	1,181,885
3.000%, 5/15/42		750,000	795,498
2.500%, 2/15/45		750,000	732,422
2.500%, 5/15/46		500,000	490,860
2.250%, 8/15/46		500,000	468,613
3.000%, 5/15/47		200,000	216,078
1.250%, 5/15/50		750,000	560,508
1.875%, 2/15/51		500,000	437,109
			6,667,973
U.S. Treasury Notes - 5.9%
2.250%, 12/31/24		1,000,000	994,180
2.250%, 11/15/25		2,500,000	2,477,441
1.500%, 8/15/26		2,500,000	2,399,023
2.375%, 5/15/27		1,000,000	996,875
0.375%, 9/30/27		1,500,000	1,340,801
2.875%, 5/15/28		1,500,000	1,536,680
2.625%, 2/15/29		1,000,000	1,013,164
0.625%, 8/15/30		1,500,000	1,304,004
1.375%, 11/15/31		1,025,000	940,918
			13,003,086
Total U.S. Government and Agency Obligations ( Cost $20,407,324 )			19,671,059
		Shares
SHORT-TERM INVESTMENTS - 3.9%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (E)		7,668,781	7,668,781
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (E) (F)		1,085,268	1,085,268
Total Short-Term Investments ( Cost $8,754,049 )			8,754,049
TOTAL INVESTMENTS - 100.2% ( Cost $167,170,528 )			222,388,386
NET OTHER ASSETS AND LIABILITIES - (0.2%)			(541,971)
TOTAL NET ASSETS - 100.0%			$221,846,415

(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
(B)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(C)	Floating rate or variable rate note. Rate shown is as of March 31, 2022.
(D)	All or a portion of these securities, with an aggregate fair value of $1,064,538, are on loan as part of a securities lending program. See footnote (F) and Note 4 for details on the securities lending program.
(E)	7-day yield.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Diversified Income Fund Portfolio of Investments (unaudited)

(F)	Represents investments of cash collateral received in connection with securities lending.

CMT	Constant Maturity Treasury.
DAC	Designated Activity Company.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 98.9%
Communication Services - 5.7%
Comcast Corp., Class A	150,000	$7,023,000
Verizon Communications, Inc.	124,500	6,342,030
		13,365,030
Consumer Discretionary - 7.5%
Home Depot, Inc.	23,200	6,944,456
McDonald's Corp.	30,500	7,542,040
Starbucks Corp.	35,500	3,229,435
		17,715,931
Consumer Staples - 10.5%
Archer-Daniels-Midland Co.	70,500	6,363,330
Coca-Cola Co.	63,500	3,937,000
Colgate-Palmolive Co.	38,000	2,881,540
PepsiCo, Inc.	39,000	6,527,820
Procter & Gamble Co.	33,000	5,042,400
		24,752,090
Energy - 6.1%
Baker Hughes Co.	220,000	8,010,200
EOG Resources, Inc.	53,000	6,319,190
		14,329,390
Financials - 19.1%
Aflac, Inc.	100,000	6,439,000
BlackRock, Inc.	7,100	5,425,607
CME Group, Inc.	31,500	7,492,590
JPMorgan Chase & Co.	40,500	5,520,960
Northern Trust Corp.	60,000	6,987,000
Travelers Cos., Inc.	54,000	9,867,420
U.S. Bancorp	62,000	3,295,300
		45,027,877
Health Care - 18.9%
AmerisourceBergen Corp.	38,000	5,878,980
Bristol-Myers Squibb Co.	131,500	9,603,445
CVS Health Corp.	89,000	9,007,690
Johnson & Johnson	47,500	8,418,425
Medtronic PLC	55,000	6,102,250
Pfizer, Inc.	110,000	5,694,700
		44,705,490
Industrials - 10.9%
Emerson Electric Co.	41,500	4,069,075
Fastenal Co.	86,000	5,108,400
Honeywell International, Inc.	28,000	5,448,240
PACCAR, Inc.	70,500	6,208,935
Union Pacific Corp.	17,500	4,781,175
		25,615,825

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Large Cap Value Fund Portfolio of Investments (unaudited)

	Information Technology - 12.1%
	Analog Devices, Inc.	15,000	2,477,700
	Automatic Data Processing, Inc.	13,000	2,958,020
	Cisco Systems, Inc.	141,000	7,862,160
	Oracle Corp.	42,000	3,474,660
	Paychex, Inc.	40,000	5,458,800
	Texas Instruments, Inc.	35,000	6,421,800
			28,653,140
	Materials - 2.7%
	Franco-Nevada Corp.	4,000	638,080
	Nucor Corp.	39,000	5,797,350
			6,435,430
	Real Estate - 1.8%
	American Tower Corp., REIT	17,000	4,270,740

	Utilities - 3.6%
	Dominion Energy, Inc.	99,500	8,454,515
Total Common Stocks ( Cost $172,029,124 )			233,325,458
	SHORT-TERM INVESTMENTS - 1.1%
	State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (A)	2,743,738	2,743,738
Total Short-Term Investments ( Cost $2,743,738 )			2,743,738
TOTAL INVESTMENTS - 100.0% ( Cost $174,772,862 )			236,069,196
NET OTHER ASSETS AND LIABILITIES - (0.0%)			(87,167)
TOTAL NET ASSETS - 100.0%			$235,982,029

(A)	7-day yield.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 94.0%
Communication Services - 9.0%
Alphabet, Inc., Class C *	3,935	$10,990,415
Liberty Broadband Corp., Class C *	56,706	7,673,456
		18,663,871
Consumer Discretionary - 15.7%
Amazon.com, Inc. *	2,453	7,996,657
Dollar Tree, Inc. *	61,934	9,918,730
Lowe's Cos., Inc.	43,735	8,842,780
TJX Cos., Inc.	96,656	5,855,421
		32,613,588
Financials - 22.1%
Arch Capital Group Ltd. *	156,319	7,568,966
Berkshire Hathaway, Inc., Class B *	25,555	9,018,615
Brookfield Asset Management, Inc., Class A	147,396	8,338,192
Marsh & McLennan Cos., Inc.	45,954	7,831,481
Progressive Corp.	56,961	6,492,984
U.S. Bancorp	128,606	6,835,409
		46,085,647
Health Care - 14.3%
Alcon, Inc. (A)	82,183	6,519,577
Becton Dickinson and Co.	36,486	9,705,276
Danaher Corp.	19,062	5,591,457
Novartis AG, ADR	90,443	7,936,373
		29,752,683
Industrials - 12.5%
Copart, Inc. *	43,065	5,403,366
Jacobs Engineering Group, Inc.	58,736	8,094,408
PACCAR, Inc.	77,970	6,866,818
Parker-Hannifin Corp.	20,062	5,692,793
		26,057,385
Information Technology - 20.4%
Accenture PLC, Class A	17,734	5,980,437
Adobe, Inc. *	9,031	4,114,704
Analog Devices, Inc.	49,110	8,111,990
Black Knight, Inc. *	58,665	3,401,983
Fiserv, Inc. *	80,964	8,209,750
TE Connectivity Ltd.	43,926	5,753,427
Visa, Inc., Class A	31,630	7,014,585
		42,586,876
Total Common Stocks ( Cost $115,629,493 )		195,760,050

SHORT-TERM INVESTMENTS - 9.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (B)	12,652,087	12,652,087
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (B) (C)	6,553,718	6,553,718
Total Short-Term Investments ( Cost $19,205,805 )		19,205,805
TOTAL INVESTMENTS - 103.2% ( Cost $134,835,298 )		214,965,855
NET OTHER ASSETS AND LIABILITIES - (3.2%)		(6,587,299)
TOTAL NET ASSETS - 100.0%		$208,378,556

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	All or a portion of these securities, with an aggregate fair value of $6,390,732, are on loan as part of a securities lending program. See footnote (C) and Note 4 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 93.6%
Communication Service - 4.9%
Liberty Broadband Corp., Class C *	58,636	$7,934,624

Consumer Discretionary - 15.4%
CarMax, Inc. *	49,167	4,743,632
Dollar Tree, Inc. *	73,831	11,824,035
Ross Stores, Inc.	63,414	5,736,430
Thor Industries, Inc.	34,538	2,718,141
		25,022,238
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	23,360	1,565,587

Financials - 31.4%
Capital Markets - 4.2%
Brookfield Asset Management, Inc., Class A	92,290	5,220,845
Moelis & Co., Class A	35,372	1,660,716
		6,881,561
Commercial Banks - 1.7%
Glacier Bancorp, Inc.	54,738	2,752,227

Diversified Financial Services - 2.7%
Cannae Holdings, Inc. *	180,221	4,310,886

Insurance - 22.8%
Arch Capital Group Ltd. *	224,884	10,888,883
Brown & Brown, Inc.	113,629	8,211,968
Markel Corp. *	4,127	6,088,315
Progressive Corp.	60,524	6,899,131
W R Berkley Corp.	75,158	5,004,738
		37,093,035
		51,037,709
Health Care - 4.0%
Laboratory Corp. of America Holdings *	24,808	6,540,877

Industrials - 16.1%
Armstrong World Industries, Inc.	30,594	2,753,766
Carlisle Cos., Inc.	24,381	5,995,775
Clarivate PLC *	232,311	3,893,532
Copart, Inc. *	43,360	5,440,379
Expeditors International of Washington, Inc.	28,498	2,939,854
PACCAR, Inc.	58,382	5,141,703
		26,165,009
Information Technology - 20.9%
Amphenol Corp., Class A	64,917	4,891,496
Arista Networks, Inc. *	43,478	6,042,572
Black Knight, Inc. *	59,650	3,459,104
CDW Corp.	31,228	5,586,377
Gartner, Inc. *	23,237	6,912,078

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Mid Cap Fund Portfolio of Investments (unaudited)

MKS Instruments, Inc.		23,512	3,526,800
Vontier Corp.		140,755	3,573,769
			33,992,196
Total Common Stocks ( Cost $76,823,897 )			152,258,240
SHORT-TERM INVESTMENTS - 6.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (A)		10,854,149	10,854,149
Total Short-Term Investments ( Cost $10,854,149 )			10,854,149
TOTAL INVESTMENTS - 100.3% ( Cost $87,678,046 )			163,112,389
NET OTHER ASSETS AND LIABILITIES - (0.3%)			(413,171)
TOTAL NET ASSETS - 100.0%			$162,699,218

*	Non-income producing.
(A)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,3)
COMMON STOCKS - 96.4%
Australia - 3.1%
Macquarie Group Ltd. (A)	1,862	$280,098
Treasury Wine Estates Ltd. (A)	55,341	474,037
		754,135
Brazil - 4.1%
Itau Unibanco Holding SA, ADR	72,208	412,308
Pagseguro Digital Ltd., Class A *	14,564	292,008
XP, Inc., Class A *	10,061	302,836
		1,007,152
Canada - 5.7%
Cameco Corp.	18,280	531,948
Canadian Pacific Railway Ltd.	4,222	348,484
Manulife Financial Corp.	25,051	534,839
		1,415,271
China - 5.7%
Alibaba Group Holding Ltd., ADR *	3,517	382,650
Ping An Insurance Group Co. of China Ltd., Class H (A)	69,390	489,586
Tencent Holdings Ltd. (A)	11,232	529,874
		1,402,110
Denmark - 1.4%
Genmab AS * (A)	966	349,944

France - 8.1%
Air Liquide SA (A)	2,210	386,616
Airbus SE * (A)	3,939	476,121
EssilorLuxottica SA (A)	1,670	304,850
Hermes International (A)	188	266,656
LVMH Moet Hennessy Louis Vuitton SE (A)	422	300,493
Worldline SA * (A)	6,234	270,264
		2,005,000
Germany - 7.8%
adidas AG (A)	1,127	263,173
Deutsche Telekom AG (A)	17,719	330,940
KION Group AG (A)	6,113	406,522
SAP SE, ADR	2,552	283,170
Siemens AG (A)	2,789	386,450
Symrise AG (A)	2,085	250,310
		1,920,565
Hong Kong - 1.4%
AIA Group Ltd. (A)	32,520	340,466

India - 6.5%
HDFC Bank Ltd., ADR	8,186	502,047
Infosys Ltd., ADR	18,329	456,209
Larsen & Toubro Ltd., GDR (A)	27,283	631,462
		1,589,718
Ireland - 2.5%
Kerry Group PLC, Class A (A)	3,295	368,162
Ryanair Holdings PLC, ADR *	2,739	238,622
		606,784

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

Israel - 1.4%
CyberArk Software Ltd. *	2,129	359,269

Italy - 1.2%
Ferrari NV	1,422	310,124

Japan - 13.2%
CyberAgent, Inc. (A)	20,429	253,293
Keyence Corp. (A)	500	232,464
Murata Manufacturing Co. Ltd. (A)	5,493	363,118
Nidec Corp. (A)	3,400	269,368
Seven & I Holdings Co. Ltd. (A)	8,000	380,642
Shiseido Co. Ltd. (A)	6,500	329,426
Sony Group Corp. (A)	5,297	546,709
Toray Industries, Inc. (A) (B)	82,353	429,229
Toyota Motor Corp. (A)	25,000	447,838
		3,252,087
Mexico - 3.8%
Grupo Mexico SAB de CV, Series B	100,307	598,866
Wal-Mart de Mexico SAB de CV, ADR	7,992	327,912
		926,778
Netherlands - 3.7%
ASML Holding NV	667	445,510
NXP Semiconductors NV	2,552	472,324
		917,834
Norway - 1.2%
Norsk Hydro ASA (A)	30,185	294,129

Singapore - 1.7%
DBS Group Holdings Ltd. (A)	15,800	415,387

South Korea - 1.1%
LG Household & Health Care Ltd. (A)	373	262,011

Spain - 1.2%
Grifols SA (A)	16,377	296,252

Sweden - 1.6%
Telefonaktiebolaget LM Ericsson, Class B (A) (B)	42,807	391,683

Switzerland - 6.4%
Credit Suisse Group AG (A)	43,825	345,784
Nestle SA (A)	2,340	303,781
Partners Group Holding AG (A)	197	244,746
Roche Holding AG (A)	1,050	415,249
Sika AG (A)	807	265,872
		1,575,432
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,465	361,261

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

United Kingdom - 12.1%
AstraZeneca PLC (A)		7,540	999,888
Diageo PLC (A)		7,685	388,425
London Stock Exchange Group PLC (A)		3,556	371,516
Prudential PLC (A)		32,865	485,474
Shell PLC (A)		26,411	724,817
			2,970,120
Total Common Stocks ( Cost $25,567,854 )			23,723,512
Short-Term Investments - 5.2%
United States - 5.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class (C)		756,331	756,331
State Street Navigator Securities Lending Government Money Market Portfolio, 0.25% (C) (D)		526,607	526,607
Total Short-Term Investments ( Cost $1,282,938 )			1,282,938
TOTAL INVESTMENTS - 101.6% ( Cost $26,850,792 )			25,006,450
NET OTHER ASSETS AND LIABILITIES - (1.6%)			(402,515)
TOTAL NET ASSETS - 100.0%			$24,603,935

*	Non-income producing.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 3).
(B)	All or a portion of these securities, with an aggregate fair value of $493,553, are on loan as part of a securities lending program. See footnote (D) and Note 4 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

International Stock Fund Portfolio of Investments (unaudited)

OTHER INFORMATION: Sector Allocation	% of Net Asset
Collateral for Securities on Loan	2.1%
Communication Services	4.4%
Consumer Discretionary	11.4%
Consumer Staples	11.5%
Energy	5.0%
Financials	19.3%
Health Care	8.4%
Industrials	11.3%
Information Technology	16.0%
Materials	9.1%
Short-Term Investments	3.1%
Net Other Assets and Liabilities	(1.6)%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 95.1%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy		27,107	$478,167

Bond Funds - 74.4%
Schwab Intermediate-Term U.S. Treasury ETF (A)		296,459	15,786,442
Vanguard Extended Duration Treasury ETF		7,911	962,927
Vanguard Long-Term Corporate Bond ETF		10,188	954,310
			17,703,679
Foreign Stock Funds - 2.0%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF		3,866	235,942
iShares MSCI Switzerland ETF		2,410	118,331
JPMorgan BetaBuilders Japan ETF		2,512	127,459
			481,732
Stock Funds - 16.7%
Distillate U.S. Fundamental Stability & Value ETF		10,488	466,716
First Trust Natural Gas ETF		19,405	473,288
iShares Gold Strategy ETF *		8,120	479,239
iShares MSCI Global Metals & Mining Producers ETF		2,354	120,572
iShares MSCI Minimum Volatility Factor ETF		3,050	236,588
iShares Nasdaq Biotechnology ETF		1,783	232,325
Pacer U.S. Cash Cows 100 ETF		9,364	466,140
VanEck Agribusiness ETF		2,040	213,262
Vanguard Consumer Staples ETF		607	118,917
Vanguard Health Care ETF		965	245,477
Vanguard Information Technology ETF		2,229	928,334
			3,980,858
TOTAL INVESTMENTS - 95.1% ( Cost $22,936,866 )			22,644,436
NET OTHER ASSETS AND LIABILITIES - 4.9%			1,163,248
TOTAL NET ASSETS - 100.0%			$23,807,684

*	Non-income producing.
(A)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/products/schr
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 94.1%
Alternative Funds - 2.0%
Invesco Optimum Yield Diversified Commodity Strategy		76,684	$1,352,706

Bond Funds - 50.3%
Schwab Intermediate-Term U.S. Treasury ETF (A)		581,975	30,990,169
Vanguard Extended Duration Treasury ETF		22,684	2,761,096
Vanguard Long-Term Corporate Bond ETF		7,312	684,915
			34,436,180
Foreign Stock Funds - 6.3%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF		22,423	1,368,475
iShares MSCI Switzerland ETF		33,913	1,665,128
JPMorgan BetaBuilders Japan ETF		26,105	1,324,568
			4,358,171
Stock Funds - 35.5%
Distillate U.S. Fundamental Stability & Value ETF		73,255	3,259,848
First Trust Natural Gas ETF		137,647	3,357,210
Global X Silver Miners ETF		18,529	673,900
iShares Edge MSCI Minimum Volatility USA ETF		17,342	1,345,219
iShares MSCI Global Metals & Mining Producers ETF		13,051	668,472
iShares Nasdaq Biotechnology ETF		10,234	1,333,490
Pacer U.S. Cash Cows 100 ETF		40,006	1,991,499
VanEck Agribusiness ETF		9,731	1,017,279
VanEck Gold Miners ETF		35,495	1,361,233
Vanguard Consumer Staples ETF		3,448	675,498
Vanguard Health Care ETF		5,267	1,339,819
Vanguard Information Technology ETF		17,450	7,267,576
			24,291,043
TOTAL INVESTMENTS - 94.1% ( Cost $62,684,243 )			64,438,100
NET OTHER ASSETS AND LIABILITIES - 5.9%			4,036,378
TOTAL NET ASSETS - 100.0%			$68,474,478

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/products/schr
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 93.1%
Alternative Funds - 1.9%
Invesco Optimum Yield Diversified Commodity Strategy		45,480	$802,267

Bond Funds - 36.3%
Schwab Intermediate-Term U.S. Treasury ETF (A)		240,150	12,787,987
Vanguard Extended Duration Treasury ETF		13,694	1,666,834
Vanguard Long-Term Corporate Bond ETF		4,398	411,961
			14,866,782
Foreign Stock Funds - 8.7%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF		16,824	1,026,769
iShares MSCI Switzerland ETF		28,031	1,376,322
JPMorgan BetaBuilders Japan ETF		22,982	1,166,107
			3,569,198
Stock Funds - 46.2%
Distillate U.S. Fundamental Stability & Value ETF		52,826	2,350,757
First Trust Natural Gas ETF		114,384	2,789,826
Global X Silver Miners ETF		10,966	398,833
iShares MSCI Global Metals & Mining Producers ETF		11,590	593,640
iShares MSCI Minimum Volatility Factor ETF		10,248	794,937
iShares Nasdaq Biotechnology ETF		9,083	1,183,515
Pacer U.S. Cash Cows 100 ETF		23,622	1,175,903
VanEck Agribusiness ETF		7,663	801,090
VanEck Gold Miners ETF		31,534	1,209,329
Vanguard Consumer Staples ETF		3,057	598,897
Vanguard Health Care ETF		4,677	1,189,735
Vanguard Information Technology ETF		14,018	5,838,217
			18,924,679
TOTAL INVESTMENTS - 93.1% ( Cost $35,953,553 )			38,162,926
NET OTHER ASSETS AND LIABILITIES - 6.9%			2,831,123
TOTAL NET ASSETS - 100.0%			$40,994,049

(A)	Greater than 25% of the portfolio. For more information refer the website https://www.schwabassetmanagement.com/products/schr
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1,3)
INVESTMENT COMPANIES - 78.1%
Alternative Funds - 1.6%
Invesco Optimum Yield Diversified Commodity Strategy		38,281	$675,277

Bond Funds - 23.0%
Schwab Intermediate-Term U.S. Treasury ETF		144,055	7,670,929
Vanguard Extended Duration Treasury ETF		11,575	1,408,909
Vanguard Long-Term Corporate Bond ETF		3,717	348,171
			9,428,009
Foreign Stock Funds - 8.9%
iShares MSCI Emerging Markets Minimum Volatility Factor ETF		16,994	1,037,144
iShares MSCI Switzerland ETF		27,177	1,334,390
JPMorgan BetaBuilders Japan ETF		25,297	1,283,570
			3,655,104
Stock Funds - 44.6%
Distillate U.S. Fundamental Stability & Value ETF		44,445	1,977,803
First Trust Natural Gas ETF		110,039	2,683,851
Global X Silver Miners ETF		9,228	335,622
iShares MSCI Global Metals & Mining Producers ETF		13,054	668,626
iShares MSCI Minimum Volatility Factor ETF		8,622	668,809
iShares Nasdaq Biotechnology ETF		10,190	1,327,757
Pacer U.S. Cash Cows 100 ETF		19,877	989,477
VanEck Agribusiness ETF		6,449	674,179
VanEck Gold Miners ETF		34,907	1,338,684
Vanguard Consumer Staples ETF		2,573	504,076
Vanguard Health Care ETF		4,719	1,200,419
Vanguard Information Technology ETF		14,153	5,894,441
			18,263,744
TOTAL INVESTMENTS - 78.1% ( Cost $29,734,576 )			32,022,134
NET OTHER ASSETS AND LIABILITIES - 21.9%			8,971,915
TOTAL NET ASSETS - 100.0%			$40,994,049

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2022

Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: The Ultra Series Fund (the "Trust") and each series of the Trust referred to individually as a "fund", and collectively, the ("funds") values securities and other investments as follows: Equity securities, including closed-end investment companies, American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities (other than short-term obligations) purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.
Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Target Allocation Fund and each Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates fair value.
Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.
Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.
All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.
A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.
In addition to the fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Board of Trustees. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on holiday.

2. Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At March 31, 2022, there were no illiquid securities held in the funds.
3. Fair Value Measurements: Each fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

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Ultra Series Fund | March 31, 2022

Notes to Portfolio of Investments (unaudited)

The valuation techniques used by the funds to measure fair value for the period ended March 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of March 31, 2022, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.
The following is a summary of the inputs used as of March 31, 2022, in valuing the funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Value at 03/31/22

Conservative Allocation Fund
Investment Companies	$134,862,528	$—	$—	$134,862,528
Short-Term Investments	17,557,870	—	—	17,557,870
	152,420,398	—	—	152,420,398
Moderate Allocation Fund
Investment Companies	140,574,852	—	—	140,574,852
Short-Term Investments	18,036,012	—	—	18,036,012
	158,610,864	—	—	158,610,864
Aggressive Allocation Fund
Investment Companies	47,299,257	—	—	47,299,257
Short-Term Investments	9,455,620	—	—	9,455,620
	56,754,877	—	—	56,754,877

Core Bond Fund
Asset Backed Securities	—	3,651,780	—	3,651,780
Collateralized Mortgage Obligations	—	4,363,768	—	4,363,768
Commercial Mortgage-Backed Securities	—	2,193,013	—	2,193,013
Corporate Notes and Bonds	—	35,232,622	—	35,232,622
Foreign Corporate Bonds	—	2,627,915	—	2,627,915
Long Term Municipal Bonds	—	2,005,683	—	2,005,683
Mortgage Backed Securities	—	16,573,306	—	16,573,306
US Government and Agency Obligations	—	28,523,096	—	28,523,096
Short-Term Investments	3,435,047	—	—	3,435,047
	3,435,047	95,171,183	—	98,606,230
High Income Fund
Corporate Notes and Bonds	—	12,948,359	—	12,948,359
Foreign Corporate Bonds	—	1,309,425	—	1,309,425
Exchange Traded Funds	485,511	—	—	485,511
Short-Term Investments	2,068,725	—	—	2,068,725
	2,554,236	14,257,784	—	16,812,020
Diversified Income Fund
Common Stocks	152,355,550	—	—	152,355,550
Asset Backed Securities	—	2,123,069	—	2,123,069
Collateralized Mortgage Obligations	—	3,516,991	—	3,516,991
Commercial Mortgage-Backed Securities	—	1,144,193	—	1,144,193
Corporate Notes and Bonds	—	22,616,734	—	22,616,734
Foreign Corporate Bonds	—	1,244,260		1,244,260
Long Term Municipal Bonds	—	1,240,317	—	1,240,317
Mortgage Backed Securities	—	9,722,164	—	9,722,164
US Government and Agency Obligations	—	19,671,059	—	19,671,059
Short-Term Investments	8,754,049	—	—	8,754,049
	161,109,599	61,278,787	—	222,388,386
Large Cap Value Fund
Common Stocks	233,325,458	—	—	233,325,458
Short-Term Investments	2,743,738	—	—	2,743,738
	236,069,196	—	—	236,069,196

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Ultra Series Fund | March 31, 2022

Notes to Portfolio of Investments (unaudited)

Large Cap Growth Fund
Common Stocks	195,760,050	—	—	195,760,050
Short-Term Investments	19,205,805	—	—	19,205,805
	214,965,855	—	—	214,965,855
Mid Cap Fund
Common Stocks	152,258,240	—	—	152,258,240
Short-Term Investments	10,854,149	—	—	10,854,149
	163,112,389	—	—	163,112,389
International Stock Fund
Common Stocks
Australia	—	754,135	—	754,135
Brazil	1,007,152	—	—	1,007,152
Canada	1,415,271	—	—	1,415,271
China	382,650	1,019,460	—	1,402,110
Denmark	—	349,944	—	349,944
France	—	2,005,000	—	2,005,000
Germany	283,170	1,637,395	—	1,920,565
Hong Kong	—	340,466	—	340,466
India	1,589,718	—	—	1,589,718
Ireland	238,622	368,162	—	606,784
Israel	359,269	—	—	359,269
Italy	310,124	—	—	310,124
Japan	—	3,252,087	—	3,252,087
Mexico	327,912	598,866	—	926,778
Netherlands	917,834	—	—	917,834
Norway	—	294,129	—	294,129
Singapore	—	415,387	—	415,387
South Korea	—	262,011	—	262,011
Spain	—	296,252	—	296,252
Sweden	—	391,683	—	391,683
Switzerland	—	1,575,432	—	1,575,432
Taiwan	361,261	—		361,261
United Kingdom	—	2,970,120		2,970,120
Short-Term Investments	1,282,938	—	—	1,282,938
	8,475,921	16,530,529	—	25,006,450

Madison Target Retirement 2020 Fund	22,644,436	—	—	22,644,436
Madison Target Retirement 2030 Fund	64,438,100	—	—	64,438,100
Madison Target Retirement 2040 Fund	38,162,926	—	—	38,162,926
Madison Target Retirement 2050 Fund	32,022,134	—	—	32,022,134

1See respective portfolio of investments for underlying holdings in each fund. For additional information on the Underlying Funds held in the Target Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each Underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

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Ultra Series Fund | March 31, 2022

Notes to Portfolio of Investments (unaudited)

4. Securities Lending: The Board of Trustees has authorized the funds, other than the USF Target Date Funds, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the "Agreement") and subject to the Trust's securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities, based upon the prior days market value for securities loaned. The loaned securities and collateral are marked to market daily to maintain collateral at 102% and 105% for non-domestic security of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of March 31, 2022, the aggregate fair value of securities on loan for the Trust was $ 40,110,774. Cash collateral received for such loans is reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is comprised of U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

	Fair Value on Loan	Cash Collateral*	Non-Cash Collateral*
Conservative Allocation	$ 8,424,974	$ 8,604,068	$ —
Moderate Allocation	9,929,769	9,894,263	277,502
Aggressive Allocation	9,469,715	7,716,428	2,045,425
Core Bond	2,674,747	2,725,190	—
High Income	1,662,746	1,697,199	—
Diversified Income	1,064,538	1,085,268	—
Large Cap Growth	6,390,732	6,553,718	92,992
International Stock	493,553	526,607	—
* Collateral represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

5. Federal Income Tax Information: At March 31, 2022, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$ 8,083,053	$ (4,906,953)	$ 3,176,100
Moderate Allocation	16,019,204	(2,535,289)	13,483,915
Aggressive Allocation	6,483,402	(810,170)	5,673,232
Core Bond	1,868,708	(4,157,393)	(2,288,685)
High Income	97,759	(703,993)	(606,234)
Diversified Income	57,962,308	(2,744,450)	55,217,858
Large Cap Value	62,154,019	(857,685)	61,296,334
Large Cap Growth	82,387,046	(2,256,489)	80,130,557
Mid Cap	81,285,254	(5,850,911)	75,434,343
International Stock	2,100,452	(3,944,794)	(1,844,342)
Madison Target Retirement 2020	305,339	(597,769)	(292,430)
Madison Target Retirement 2030	3,141,758	(1,387,901)	1,753,857
Madison Target Retirement 2040	2,790,166	(580,793)	2,209,373
Madison Target Retirement 2050	2,619,739	(332,181)	2,287,558

6. Concentration of Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.
Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.
The Core Bond Fund is subject to derivatives risk, which is the risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations.
The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

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Ultra Series Fund | March 31, 2022

Notes to Portfolio of Investments (unaudited)

The Target Allocation Funds and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.
Additionally, the Target Allocation Funds and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.
The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.
The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.
In addition to the other risks described above and in the Prospectus, you should understand what we refer to as "unknown market risks". While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

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